Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Clearwater Investment Trust
Entity Central Index Key	0000811161
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000002050 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Core Equity Fund
Class Name	Clearwater Core Equity Fund
Trading Symbol	QWVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clearwater Core Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Core Equity Fund	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
2025 Market Overview:
  Domestic large capitalization equities, as defined by the Russell 1000® Index, the Fund’s performance benchmark (the “benchmark”), increased 17.4% in 2025.
  Despite finishing the year with strong returns, the U.S. market displayed significant volatility, particularly in the first half of the year. Markets retracted significantly on April 2nd when the liberation day tariffs were announced, but throughout the rest of the year, equities shrugged off the impact and ended the year with strong returns once again for the third year in a row.
  Strong market performance was mainly driven by the resilient U.S. economy with declining inflation metrics and the U.S. Federal Reserve softening its monetary policy again in 2025.
  Large cap growth stocks, particularly the mega-cap technology stocks, outperformed their value counterparts again in 2025, as measured by the Russell 1000® Growth Index and the Russell 1000® Value Index.
  All sectors posted positive returns with the Communication Services, Information Technology, and Industrials sectors demonstrating significant gains.
2025 Performance:
  The Core Equity Fund returned 19.4%, net of fees, in 2025 compared to an increase of 17.4% for the benchmark.
  Parametric Portfolio Associates LLC (“Parametric”), the subadviser that follows a tax-managed passive strategy, generated performance in line with the benchmark in 2025.
  The active subadviser, AQR Capital Management, LLC, generated significant outperformance versus the benchmark in 2025.
  From a Fund-level perspective, stock selection was the largest contributor to the Fund’s outperformance relative to the benchmark.
  Sector positioning contributed slightly to the Fund’s returns relative to the benchmark due to underweight positions in the Real Estate, Energy and Materials sectors, and overweight positions in the Financials and Information Technology sectors.
  The stock selection contribution to the Fund’s outperformance was widespread across nearly all sectors—excluding Real Estate and Telecommunication Services—with the largest contributing sectors being Information Technology and Industrials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Core Equity Fund	19.40%	14.91%	14.44%
Russell 1000® Index	17.37%	13.59%	14.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Clearwater for the most recent performance information.
Net Assets	$ 1,443,710,374
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 2,743,052
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,443,710,374
Total number of portfolio holdings	523
Total advisory fees paid (after waiver/reimbursement)	$2,743,052
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	7.29%
Apple, Inc.	6.17%
Microsoft Corp.	5.49%
Alphabet, Inc., Class A	3.44%
Amazon.com, Inc.	3.26%
Meta Platforms, Inc., Class A	2.67%
Broadcom, Inc.	2.61%
Tesla, Inc.	1.96%
Alphabet, Inc., Class C	1.61%
Berkshire Hathaway, Inc., Class B	1.59%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.29%
Apple, Inc.	6.17%
Microsoft Corp.	5.49%
Alphabet, Inc., Class A	3.44%
Amazon.com, Inc.	3.26%
Meta Platforms, Inc., Class A	2.67%
Broadcom, Inc.	2.61%
Tesla, Inc.	1.96%
Alphabet, Inc., Class C	1.61%
Berkshire Hathaway, Inc., Class B	1.59%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.22% and 0.21% of average daily net assets effective April 1, 2025 and July 1, 2025, respectively.

Material Fund Change Expenses [Text Block]
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.22% and 0.21% of average daily net assets effective April 1, 2025 and July 1, 2025, respectively.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.

Updated Prospectus Phone Number	(855) 684-9144
Updated Prospectus Web Address	https://connect.rightprospectus.com/Clearwater
C000002051 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Select Equity Fund
Class Name	Clearwater Select Equity Fund
Trading Symbol	QWVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clearwater Select Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Select Equity Fund	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
2025 Market Overview:
  Domestic small capitalization equities, as defined by the Russell 2000® Index, the Fund’s performance benchmark (the “benchmark”), increased by 12.8% in 2025.
  Markets retracted significantly on April 2nd when the liberation day tariffs were announced, but throughout the rest of the year, equities shrugged off the impact and ended the year with strong returns once again for the third year in a row.
  Strong market performance was mainly driven by the resilient U.S. economy with declining inflation metrics and the U.S. Federal Reserve softening its monetary policy again in 2025.
  The U.S. small cap market was driven by lower-quality stocks demonstrated by the outperformance of the benchmark compared to the S&P 600® Index which screens for higher quality stocks that are profitable.
  The Telecommunication Services, Materials and Health Care sectors experienced significant gains, while Energy, Consumer Staples, and Real Estate sectors posted negative returns in 2025.
2025 Performance:
  The Select Equity Fund increased 4.1%, net of fees, during 2025 compared to an increase of 12.8% for the benchmark.
  The Fund’s underperformance was driven by broad-based underperformance from all of the Fund’s active managers as they all have a bias towards higher quality stocks, which underperformed lower quality. Parametric, the subadviser that follows a tax-managed passive strategy, also slightly underperformed the Fund’s benchmark.
  From a Fund-level perspective, poor stock selection more than offset positive sector positioning, driving the Fund’s underperformance.
  Sector positioning contributed positively to the Fund’s returns relative to the benchmark due to underweight positions in the Energy, Real Estate and Financials sectors, and overweight positions in the Industrials and Telecommunication Services sectors.
  Negative stock selection within the Health Care, Materials, Information Technology and Consumer Discretionary sectors lead to the Fund’s significant underperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Select Equity Fund	4.14%	3.68%	7.19%
Russell 3000® Index*	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%
*	The Fund has included the returns of the Russell 3000® Index, which represents a broad measure of market performance, to comply with regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Clearwater for the most recent performance information.
Net Assets	$ 451,963,096
Holdings Count | Holding	904
Advisory Fees Paid, Amount	$ 4,054,980
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$451,963,096
Total number of portfolio holdings	904
Total advisory fees paid (after waiver/reimbursement)	$4,054,980
Portfolio turnover rate as of the end of the reporting period	183%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Gildan Activewear, Inc.	1.62%
Columbia Banking System, Inc.	1.21%
White Mountains Insurance Group Ltd.	1.21%
WSFS Financial Corp.	1.16%
Amicus Therapeutics, Inc.	1.05%
MKS, Inc.	1.04%
H.B. Fuller Co.	1.04%
Ryman Hospitality Properties, Inc.	1.03%
Commerce Bancshares, Inc.	1.01%
Enerpac Tool Group Corp.	0.99%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Gildan Activewear, Inc.	1.62%
Columbia Banking System, Inc.	1.21%
White Mountains Insurance Group Ltd.	1.21%
WSFS Financial Corp.	1.16%
Amicus Therapeutics, Inc.	1.05%
MKS, Inc.	1.04%
H.B. Fuller Co.	1.04%
Ryman Hospitality Properties, Inc.	1.03%
Commerce Bancshares, Inc.	1.01%
Enerpac Tool Group Corp.	0.99%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund’s management fee to achieve an effective management fee rate equal to 0.94%, 0.93% and 0.80% of average daily net assets effective April 1, 2025, July 1, 2025 and January 1, 2026, respectively.
In addition, on December 11, 2025, the Board of Trustees approved the termination of Pzena Investment Management LLC and Wasatch Global Investors as subadvisers to the Fund.

Material Fund Change Expenses [Text Block]
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund’s management fee to achieve an effective management fee rate equal to 0.94%, 0.93% and 0.80% of average daily net assets effective April 1, 2025, July 1, 2025 and January 1, 2026, respectively.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.

Updated Prospectus Phone Number	(855) 684-9144
Updated Prospectus Web Address	https://connect.rightprospectus.com/Clearwater
C000002052 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Tax-Exempt Bond Fund
Class Name	Clearwater Tax-Exempt Bond Fund
Trading Symbol	QWVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clearwater Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Tax-Exempt Bond Fund	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
2025 Market Overview:
  As defined by the Fund’s performance benchmark, the Bloomberg Municipal Bond 5 Year (4-6) Index (the “benchmark”), intermediate duration municipal bonds posted a 5.0% gain in 2025.
  Tax-exempt municipal bonds delivered solid returns in 2025, driven by a strong second half of the year.
  The U.S. Federal Reserve paused their rate cutting to open the year, amid tariff uncertainty, before continuing its easing cycle in September given concern the labor market was weakening.
  The U.S. Federal Reserve cut short-term interest rates three times for a total of 75 basis points to make policy less restrictive. As a result, U.S. Treasury yields were mixed for the year with ultrashort yields steadily declining to close the year down ~65 basis points, short and intermediate yields declining to end the year down ~40-75 basis points, and long yields ending the year up slightly. The net result was a much steeper yield curve at the end of the year.
  The tax-exempt municipal yield curve steepened as well, although the path was very different. Short and intermediate municipal yields peaked in April, before declining dramatically throughout the remainder of the year to close 30-45 basis points lower.
  Long municipal yields peaked in April as well, then rallied to a lesser degree to close the year up 30 basis points.
  Total municipal bond issuance in 2025 was $575 billion, more than 13% greater than the prior year. This set a new annual record and was still comfortably absorbed by the market.
  Credit spreads widened slightly throughout the year, but municipal credit quality largely remained sound.
  Further, 80% of states reported general fund revenue collections meeting or exceeding original estimates in 2025 and budget forecasts expect continued increases in 2026 for a fourth consecutive year.
2025 Performance:
  The Tax-Exempt Bond Fund increased 5.0%, net of fees, in 2025 consistent with the Fund’s benchmark.
  The Fund’s performance was driven by solid performance from both Sit Fixed Income Advisors II, LLC and MacKay Shields, LLC.
  The Fund’s duration, a measure of the Fund’s sensitivity to changes in interest rates, ended the year at 6.0 years, which was slightly longer than the start of the year at 5.6 years. For comparison, the duration of the Fund’s benchmark remained steady from the beginning of the year and remained at 3.7 years as of December 31, 2025.
  The Fund’s performance was, in part, driven by a larger weighting of short and long duration bonds relative to the benchmark.
  Credit quality was also a primary driver of the Fund’s performance, as high yield bonds, which are a greater percentage of the portfolio than the benchmark, outperformed high grade bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Tax-Exempt Bond Fund	5.00%	1.57%	3.19%
Bloomberg Municipal Bond Index*	4.25%	0.80%	2.34%
Bloomberg Municipal Bond 5 Year (4-6) Index	5.03%	1.05%	1.93%
*	The Fund has included the returns of the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, to comply with regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Clearwater for the most recent performance information.
Net Assets	$ 830,397,646
Holdings Count | Holding	796
Advisory Fees Paid, Amount	$ 2,254,244
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$830,397,646
Total number of portfolio holdings	796
Total advisory fees paid (after waiver/reimbursement)	$2,254,244
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.62%
MISSISSIPPI ST HOME CORP SF MTGE REVENUE	0.61%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.61%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.53%
UTAH ST HSG CORP	0.50%
GEORGIA ST HSG & FIN AUTH REVENUE	0.49%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.48%
MINNESOTA ST HSG FIN AGY	0.48%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.48%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.44%
State Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.62%
MISSISSIPPI ST HOME CORP SF MTGE REVENUE	0.61%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.61%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.53%
UTAH ST HSG CORP	0.50%
GEORGIA ST HSG & FIN AUTH REVENUE	0.49%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.48%
MINNESOTA ST HSG FIN AGY	0.48%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.48%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.44%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.28% of average daily net assets effective July 1, 2025.

Material Fund Change Expenses [Text Block]
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.28% of average daily net assets effective July 1, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.

Updated Prospectus Phone Number	(855) 684-9144
Updated Prospectus Web Address	https://connect.rightprospectus.com/Clearwater
C000073549 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater International Fund
Class Name	Clearwater International Fund
Trading Symbol	QCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clearwater International Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Fund	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
2025 Market Overview:
  As defined by the Fund’s performance benchmark, the MSCI World Ex U.S.A. Index - Net Dividends (the “benchmark”), international developed market large and mid-capitalization stocks increased by 31.9% in 2025.
  Strong developed international market performance was mainly driven by a significant weakening of the U.S. dollar, generally positive economic growth despite geopolitical tensions, and a surge in Artificial Intelligence investments.
  Value stocks significantly outperformed growth stocks in the international developed markets as measured by the MSCI World Ex U.S.A. Value Index - Net Dividends and the MSCI World Ex U.S.A. Growth Index - Net Dividends.
  International large capitalization stocks slightly outperformed international small capitalization stocks, as measured by the Fund’s benchmark and the MSCI World Ex U.S.A. Small Cap Index - Net Dividends.
2025 Performance:
  The International Fund increased 22.2%, net of fees, in 2025 compared to an increase of 31.9% for the benchmark.
  The Fund’s underperformance was driven by broad-based underperformance from all of the Fund’s active managers and strategies. Parametric, the subadviser that follows a tax-managed passive strategy, also slightly underperformed the Fund’s benchmark.
  From a Fund-level perspective, sector positioning and stock selection both drove the Fund’s underperformance in 2025.
  Sector positioning detracted to the Fund’s returns relative to the benchmark in every sector besides Health Care, Industrials, and Energy.
  Stock selection within the Financials, Consumer Staples, and Materials sectors also detracted the Fund’s returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
International Fund	22.21%	7.46%	9.13%
MSCI World Ex U.S.A. Index - Net Dividends	31.85%	9.46%	8.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Clearwater for the most recent performance information.
Net Assets	$ 1,173,848,792
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 8,568,902
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,173,848,792
Total number of portfolio holdings	504
Total advisory fees paid (after waiver/reimbursement)	$8,568,902
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Siemens Energy A.G.	1.82%
Glenveagh Properties PLC	1.80%
Samsung Electronics Co. Ltd.	1.78%
UBS Group A.G. (Registered)	1.77%
Arch Capital Group Ltd.	1.76%
Safran S.A.	1.68%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.64%
Rolls-Royce Holdings PLC	1.52%
Novartis A.G. (Registered)	1.32%
Danone S.A.	1.32%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy A.G.	1.82%
Glenveagh Properties PLC	1.80%
Samsung Electronics Co. Ltd.	1.78%
UBS Group A.G. (Registered)	1.77%
Arch Capital Group Ltd.	1.76%
Safran S.A.	1.68%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.64%
Rolls-Royce Holdings PLC	1.52%
Novartis A.G. (Registered)	1.32%
Danone S.A.	1.32%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.76%, 0.75% and 0.76% of average daily net assets effective April 1, 2025, July 1, 2025 and January 1, 2026, respectively.

Material Fund Change Expenses [Text Block]
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.76%, 0.75% and 0.76% of average daily net assets effective April 1, 2025, July 1, 2025 and January 1, 2026, respectively.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.

Updated Prospectus Phone Number	(855) 684-9144
Updated Prospectus Web Address	https://connect.rightprospectus.com/Clearwater